Income and other taxes	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income and other taxes
Income and other taxes:

a) Income tax expense:

For the years ended December 31	2019	2018
Current tax recovery (expense):
Current period before undernoted items	$(38,953)	$(117,496)
Benefit from unrecognised loss carry forwards	—	23,860
Adjustments to prior years	144	2,609
	(38,809)	(91,027)
Deferred tax recovery (expense):
Origination and reversal of temporary differences	31,389	(56,258)
Adjustments to prior years	(138)	(2,331)
Changes in tax rates	2,141	35
Other	943	(3,910)
	34,335	(62,464)
Total income tax expense	$(4,474)	$(153,491)

b) Reconciliation of the effective tax rate:
The Company operates in several tax jurisdictions and therefore its income is subject to various rates of taxation. Income tax expense differs from the amounts that would be obtained by applying the Canadian statutory income tax rate to net income before income taxes as follows:

For the years ended December 31	2019	2018
Income before income taxes	$120,840	$811,475
Deduct earnings of associate	(52,218)	(72,001)
	68,622	739,474
Canadian statutory tax rate	26.8%	27.0%
Income tax expense calculated at Canadian statutory tax rate	(18,411)	(199,658)
Decrease (increase) in income tax expense resulting from:
Impact of income and losses taxed in foreign jurisdictions	7,001	15,754
Utilization of unrecognised loss carryforwards and temporary differences	6,945	31,325
Impact of tax rate changes	2,141	35
Impact of foreign exchange	(484)	(173)
Other business taxes	(2,798)	(7,750)
Impact of non-taxable recovery items	1,826	7,015
Adjustments to prior years	6	278
Other	(700)	(317)
Total income tax expense	$(4,474)	$(153,491)

Effective from July 1, 2019 changes in Alberta provincial corporate income tax rates resulted in a lower statutory tax rate applicable to Methanex in Canada in 2019 when compared to 2018.

c) Net deferred income tax liabilities:
(i) The tax effect of temporary differences that give rise to deferred income tax liabilities and deferred income tax assets are as follows:

As at		Dec 31, 2019			Jan 1, 2019
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Property, plant and equipment (owned)	$(447,077)	$(250,890)	$(196,187)	$(425,743)	$(212,087)	$(213,656)
Right-of-use assets	(45,501)	(26,725)	(18,776)	(53,400)	(39,600)	(13,800)
Repatriation taxes	(93,363)	—	(93,363)	(94,446)	—	(94,446)
Other	(10,424)	(48)	(10,376)	(14,930)	(6,700)	(8,230)
	(596,365)	(277,663)	(318,702)	(588,519)	(258,387)	(330,132)
Non-capital loss carryforwards	286,004	286,004	—	233,237	233,237	—
Lease obligations	56,802	33,979	22,823	63,415	45,239	18,176
Share-based compensation	3,075	—	3,075	10,908	1,170	9,738
Other	89,278	69,294	19,984	63,806	38,806	25,000
	435,159	389,277	45,882	371,366	318,452	52,914
Net deferred income tax assets (liabilities)	$(161,206)	$111,614	$(272,820)	$(217,153)	$60,065	$(277,218)

The comparative as at January 1, 2019 has been presented to reflect the adjustments in adoption of IFRS 16. Deferred tax assets/liabilities in respect of finance leases held as at December 31, 2018 that were previously reflected under Other have been presented under the right-of-use assets and lease obligations as at January 1, 2019 and as at December 31, 2019. The table below shows the impact of the adjustment on adoption of IFRS 16 and new presentation to the December 31, 2018 finance lease balances:

As at		Jan 1, 2019			Dec 31, 2018
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Property, plant and equipment (owned)	$(425,743)	$(212,087)	$(213,656)	$(425,743)	$(212,087)	$(213,656)
Right-of-use assets	(53,400)	(39,600)	(13,800)	—	—	—
Repatriation taxes	(94,446)	—	(94,446)	(94,446)	—	(94,446)
Other	(14,930)	(6,700)	(8,230)	(14,930)	(6,700)	(8,230)
	(588,519)	(258,387)	(330,132)	(535,119)	(218,787)	(316,332)
Non-capital loss carryforwards	233,237	233,237	—	233,237	233,237	—
Lease obligations	63,415	45,239	18,176	—	—	—
Share-based compensation	10,908	1,170	9,738	10,908	1,170	9,738
Other	63,806	38,806	25,000	69,292	43,912	25,380
	371,366	318,452	52,914	313,437	278,319	35,118
Net deferred income tax assets (liabilities)	$(217,153)	$60,065	$(277,218)	$(221,682)	$59,532	$(281,214)

As at December 31, 2019, deferred income tax assets have been recognized in respect of non-capital loss carryforwards generated in the United States. These loss carryforwards expire as follows:

	Dec 31 2019
	Gross amount	Tax effect
Expire
Losses generated in 2015 (expires 2035)	$333,240	$76,645
Losses generated in 2016 (expires 2036)	432,581	99,494
Losses generated in 2017 (expires 2037)	234,941	54,036
	1,000,762	230,175
No expiry
Losses generated in 2019	242,734	55,829
Total non-capital loss carryforwards	$1,243,496	$286,004

Losses generated in the United States on or after January 1, 2018 may be carried forward indefinitely against future taxable income. Tax losses generated before December 31, 2017 may be carried forward for a 20 year period.
As at December 31, 2019 the Company had $323 million (2018 - $ 354 million) of deductible temporary differences in the United States that have not been recognized.
(ii) Analysis of the change in deferred income tax assets and liabilities:

		2019			2018
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Balance, January 1	$(221,682)	$59,532	$(281,214)	$(164,091)	$102,341	$(266,432)
Adjustment on adoption of IFRS 16	4,529	533	3,996	—	—	—
Balance, January 1 (restated)	(217,153)	60,065	(277,218)	(164,091)	102,341	(266,432)
Deferred income tax recovery (expense) included in net income	34,335	28,875	5,460	(62,464)	(44,277)	(18,187)
Deferred income tax recovery included in other comprehensive income	22,049	21,871	178	3,980	1,253	2,727
Other	(437)	803	(1,240)	893	215	678
Balance, December 31	$(161,206)	$111,614	$(272,820)	$(221,682)	$59,532	$(281,214)